SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical)	Jun. 30, 2024 USD ($)
MSM Resource LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party payables	$ 20,000
Belshazzar Holdings LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party payables	$ 20,000